ORGANIZATION AND PRINCIPAL ACTIVITIES - Principal subsidiaries, consolidated VIEs and subsidiaries of VIEs (Details)	12 Months Ended
Dec. 31, 2017
Installment HK
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Beijing Shijitong
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Shenzhen Lexin Software
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Beijing Lejiaxin
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in VIEs	100.00%
Shenzhen Xinjie
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in VIEs	100.00%
Qianhai Dingsheng
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in VIEs	100.00%
Shenzhen Fenqile
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Qianhai Juzi
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Shenzhen Tiqianle
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Shenzhen Mengtian
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Ji'an Microcredit
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Shenzhen Fenqile Trading
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Shenzhen Dingsheng Computer Technology
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%
Shenzhen Lexin Financing Guarantee
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs
Percentage of Direct or Indirect Economic Interest in Subsidiary	100.00%